Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
51.	Subsequent Events

(1)	Subsequent to December 31, 2017, Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd. and Korea Southern Power Co., Ltd. issued additional corporate bond, asset backed short-term bond, non-guaranteed bonds and foreign currency borrowings for funding facilities and operations as follows:

Company Name	Type	Issue date	Maturity	Interest rate (%)		Amounts
	In millions of won and thousands of foreign currencies
Korea Hydro & Nuclear Power Co., Ltd.	#48-1 corporate bond	2018.03.13	2021.03.13	2.40	￦	160,000
	#48-2 corporate bond	2018.03.13	2023.03.13	2.70		20,000
	#48-3 corporate bond	2018.03.13	2028.03.13	2.86		30,000
	#48-4 corporate bond	2018.03.13	2048.03.13	2.94		90,000
	Global bond 9	2018.03.13	2028.03.13	3.35		HKD 1,650,000
Korea South-East Power Co., Ltd	Asset backed short-term bond	2018.01.24	2018.04.10	1.79		190,000
Korea Midland Power Co., Ltd	#41-1 non-guaranteed corporate bond	2018.02.20	2023.02.20	2.72		60,000
	#41-2 non-guaranteed corporate bond	2018.02.20	2028.02.20	2.92		130,000
Korea Southern Power Co., Ltd	#43-1 non-guaranteed bond	2018.01.11	2021.01.11	2.32		120,000
	#43-2 non-guaranteed bond	2018.01.11	2023.01.11	2.57		20,000
	#43-3 non-guaranteed bond	2018.01.11	2028.01.11	2.76		60,000
	Non-guaranteed foreign currency bond (Global bond 18)	2018.01.29	2021.01.29	3.00		USD 400,000

(2)	In January 2018, the Company sold all of its shares in KODE NOVUS II LLC and other investors in the joint venture sold all of their shares in KODE NOVUS I LLC and KODE NOVUS II LLC. In accordance with the agreement between the shareholders and the creditors of KODE NOVUS I LLC and KODE NOVUS II LLC, the Company’s right to indemnity and supplemental funding obligations to the investors and creditors have been eliminated. Accordingly, the Company reversed the entire amount of the provisions for the right to indemnity.